Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates for the Respective Periods

Translation of amounts from HKD, SGD and RMB into US$ has been made at the following exchange rates for the respective periods:

	December 31, 2025	December 31, 2024
HKD exchange rate for balance sheet items, except for equity accounts	7.7833	7.7677
SGD exchange rate for balance sheet items, except for equity accounts	1.2859	1.3662
RMB exchange rate for balance sheet items, except for equity accounts	6.9931	7.2993

	For the Years Ended December 31,
	2025	2024	2023
HKD exchange rate for items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.7956	7.8030	7.8292
SGD exchange rate for items in the statements of operations and comprehensive income (loss), and statements of cash flows	1.3065	1.3363	1.3428
RMB exchange rate for items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.1875	7.1957	7.0809

Schedule of Estimated Useful Lives	Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives as follows:
Office equipment	3 – 4 years
Vehicles	3 – 4 years
Leasehold improvements	Shorter of the remaining lease terms and the estimated 3 years

Schedule of Disaggregate Revenue

For the years ended December 31, 2025, 2024 and 2023, the Company disaggregate revenue into two revenue streams as the following table:

	For the Years Ended December 31,
	2025	2024	2023
Revenues
Sales of cosmetics and other beauty products	$96,564,901	$122,002,947	$124,732,099
Provision of operation services	8,638,465	4,759,367	4,544,377
Total revenue	$105,203,366	$126,762,314	$129,276,476

The Company disaggregates revenue by timing of revenues recognition as the following table:

	For the Years Ended December 31,
	2025	2024	2023
Revenues
Goods transferred at a point in time	$96,564,901	$122,002,947	$124,732,099
Services transferred over time	8,638,465	4,759,367	4,544,377
Total revenue	$105,203,366	$126,762,314	$129,276,476

Schedule of Other Operating Expenses	Other operating expenses are reviewed in aggregate.
	For the Years Ended December 31,
	2025	2024	2023

Revenues	$105,203,366	$126,762,314	$129,276,476
Cost of revenues	(93,290,366)	(112,260,018)	(98,956,303)
Promotion and advertising expenses	(4,343,967)	(7,139,172)	(6,734,039)
Other operating expenses	(8,055,646)	(7,569,167)	(12,251,745)
Total other expenses, net	(209,911)	(700,292)	(1,625,325)
Income tax expenses	(2,070,829)	(240,231)	(301,898)
Net (loss) income from continuing operations	$(2,767,353)	$(1,146,566)	$9,407,166